Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	₩ 2,925,965	₩ 2,760,957	₩ 2,439,559
Inflow	2,804,618	2,857,949	2,496,356
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	248,300	650,497	455,343
Inflow	249,301	684,720	484,505
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	2,179,046	1,602,513	1,466,915
Inflow	2,074,747	1,648,746	1,492,718
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	498,619	507,947	517,301
Inflow	₩ 480,570	₩ 524,483	₩ 519,133